AEA Valuebuilder Variable Annuity NEA Valuebuilder Variable Annuity NEA Valuebuilder Retirement Income Director Variable Annuity
Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated September 4, 2013
To Current Prospectus

Effective October 1, 2013, the following changes are effective regarding Frequent Transfer Restrictions in the Prospectus:

1.
For the Subaccounts listed in the table below, the Company will no longer limit the number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the period listed in the table below. If a Subaccount is not listed in the table below, then the Company will continue to limit the number of round-trip transfers for that Subaccount as described in the Frequent Transfer Restrictions section of the current Prospectus.

2.
The Company has adopted the following policy designed to deter frequent transfers in and out of the Subaccounts listed in the table below so as to minimize transfers that are disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants.

If you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “New Transfer Block Restriction.” The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. We will include transfers made during the 30, 60, or 90 day period prior to October 1, 2013 when enforcing this policy. For example, if you transferred money out of the Federated Bond subaccount on September 9, 2013, the 30 day restriction begins on September 10, 2013 and ends on October 10, 2013, which means you could transfer to the Federated Bond Subaccount on October 10, 2013. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Old Round Trip Transfer Restriction	New Transfer Block Restriction (# of Calendar Days)
Federated Bond	2 per 12 month period	30 days
Prudential Jennison 20/20 Focus	2 per 3 month period	30 days
Prudential Jennison Small Company	2 per 3 month period	30 days
Prudential Small-Cap Value	2 per 3 month period	30 days

Please Retain This Supplement For Future Reference

Security Benefit Advisor Variable Annuity
Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated September 4, 2013
To Current Prospectus

Effective October 1, 2013, the following changes are effective regarding Frequent Transfer Restrictions in the Prospectus:

1.
For the Subaccounts listed in the table below, the Company will no longer limit the number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the period listed in the table below. If a Subaccount is not listed in the table below, then the Company will continue to limit the number of round-trip transfers for that Subaccount as described in the Frequent Transfer Restrictions section of the current Prospectus.

2.
The Company has adopted the following policy designed to deter frequent transfers in and out of the Subaccounts listed in the table below so as to minimize transfers that are disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants.

If you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “New Transfer Block Restriction.” The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. We will include transfers made during the 30, 60, or 90 day period prior to October 1, 2013 when enforcing this policy. For example, if you transferred money out of the Federated Bond subaccount on September 9, 2013, the 30 day restriction begins on September 10, 2013 and ends on October 10, 2013, which means you could transfer to the Federated Bond Subaccount on October 10, 2013. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Old Round Trip Transfer Restriction	New Transfer Block Restriction (# of Calendar Days)
Federated Bond	2 per 12 month period	30 days
Prudential Jennison 20/20 Focus	2 per 3 month period	30 days
Prudential Jennison Mid-Cap Growth	2 per 3 month period	30 days
Prudential Jennison Natural Resources	2 per 3 month period	30 days
Prudential Jennison Small Company	2 per 3 month period	30 days
Prudential Small-Cap Value	2 per 3 month period	30 days
RidgeWorth Mid Cap Value Equity	2 per 3 month period	30 days

Please Retain This Supplement For Future Reference